[Translation]

SEMI-ANNUAL REPORT (During The 12th Term) From: July 1, 2005 To: December 31, 2005

AMENDMENT TO SECURITIES REGISTRATION STATEMENT (For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT (During The Twelfth Term) From: July 1, 2005 To: December 31, 2005

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT (During The Twelfth Term) From: July 1, 2005 To: December 31, 2005

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2006

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of the end of January 2006)

				Investment
Types of Assets	Name of Country		Total USD	Ratio (%)

Common Stock	France		$87,063,732	16.04
	Switzerland		83,377,608	15.36
	United Kingdom		78,657,120	14.49
	Germany		66,297,113	12.21
	Netherlands		59,387,086	10.94
	Belgium		42,695,009	7.86
	Italy		41,071,196	7.56
	Spain		21,703,691	4.00
	Sweden		19,342,980	3.56
	Ireland		12,637,474	2.33
	Norway		8,798,834	1.62

Sub-total			$521,031,843	95.96

Cash, Deposit and Other
Assets (After deduction of liabilities)			21,921,067	4.04

Total			$542,952,910	100.00
(Net Asset Value)		JPY	63,932,705,153

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 117.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2006 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2006 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2005 End of February	16,953	1,996	21.35	2,514
March	16,278	1,917	20.76	2,444
April	15,598	1,837	20.33	2,394
May	15,415	1,815	20.33	2,394
June	15,227	1,793	20.61	2,427
July	15,119	1,780	21.37	2,516
August	15,001	1,766	21.86	2,574
September	15,043	1,771	22.31	2,627
October	14,191	1,671	21.64	2,548
November	14,110	1,661	21.92	2,581
December	14,377	1,693	22.60	2,661
2006 End of January	15,125	1,781	24.01	2,827

Note: Operations of Class M Shares were commenced on December 1, 1994.

b. Record of Distributions Paid (Class M Shares)

Fiscal Year	Amount paid per Share	Capital Gains

The Eleventh Fiscal Year	$0.092 (JPY 10.833)	$0 (JPY0)
(7/1/04-6/30/05)

Note: Record of distribution paid from December 1996 to December 2005 is as follows:

		Dividend		NAV per Share

Ex-dividend Date	USD		Yen	USD

1996 December 20	$1.228		144.60	$16.11
1997 December 19	$1.427		168.03	$18.09
1998 December 18	$1.196		140.83	$20.76
1999 December 17	$0.042		4.95	$25.21
2000 December 20	$2.138		251.75	$21.39
2001 December 20	$0.012		1.41	$16.78
2002 December 20	$0.127		14.95	$13.61
2003 December 18	$0.204		24.02	$17.20
2004 December 21	$0.092		10.83	$20.31
2005 December 20	$0.152		17.90	$22.65

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2005 –January 31, 2006	18.55%

(*)	Return Rate (%) =[ [ Ending NAV * A] ] / Beginning NAV] – 1
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.
Provided that Beginning NAV means net asset value per share on January 31, 2005 and
Ending NAV means net asset value per share on January 31, 2006.

II. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2006 and number of outstanding shares of the Fund as of the end of January 2006 are as follows:

(2/1/05 – 1/31/06)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

44,599	239,799	629,930
(11,400)	(106,410)	(274,190)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock Fund

Not applicable.

Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2006) $76,149,505*

b. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2001	$170,497,323
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004	-$9,155,466+
End of 2005	$73,231,356*

*Unaudited

+ During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Conditions of Operation Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2006, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $127.8 billion):

			(As of January 31, 2006)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	12	$4,479.47

	Open End Type Balanced Fund	13	$34,713.68

U.S.A.
	Open End Type Bond Fund	32	$28,294.02

	Open End Type Equity Fund	51	$60,385.88

	Total	108	$127,873.06

(3) Miscellaneous Fund

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the fund received $193,848 in proceeds paid by Putnam Management. The fund had accrued a receivable for this amount in the prior fiscal year.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Putnam Investment Management, LLC ("Investment Management Company") Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the fund received $193,848 in proceeds paid by Putnam Management. The fund had accrued a receivable for this amount in the prior fiscal year.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT (For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT (For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2006

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 1,082 million U.S. dollars (JPY127.4 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 117.75, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2006.

Places where a copy of this Amendment to Securities Registration Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on December 28, 2005 due to the fact that the Semi-annual Report was filed on March 31, 2006.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

(A) Amendment due to filing the Semi-annual Report.

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS		The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund		IV. OUTLINE OF THE
MANAGEMENT COMPANY
1.	Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock		Fund	Novation
2.	Investment Management
Company
d. Amount of Capital Stock:		Investment Management	Novation
Company
5.	STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND		PORTFOLIO OF THE FUND
(A) Diversification of Investment		(1) Diversification of Investment	Novation
Portfolio		Portfolio
(C) Results of Past Operations		(2) Results of Past Operations	Addition
PART III. DETAILED
INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF
THE FUND
1. Financial Statements		II. FINANCIAL CONDITIONS	Addition
OF THE FUND
V. RECORD OF SALES AND		III. RECORD OF SALES AND	Addition
REPURCHASES		REPURCHASES
PART IV. SPECIAL
INFORMATION

I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and	Novation
of Operation	Conditions of Operation
IV. OUTLINE OF THE
MANAGEMENT COMPANY
5. Miscellaneous	(3) Miscellaneous	Addition

The contents of the Semi-annual Report are as follows: [Omitted]

(B) Other amendment

Annex to V. Miscellaneous, Part IV. of SRS Record of Changes in Net Assets (Class M Shares) from December 1994 to January 2006

	Total Net Asset Value	Net Asset Value per Share
	USD( thousands)	USD

1994 End of December	48	12. 31
1995 End of January	116	12. 14
February	184	12. 35
March	383	12. 47
April	427	13. 18
May	519	13. 74
June	746	13. 90
July	841	14. 74
August	1, 125	14. 28
September	1, 318	14. 62
October	1, 526	14. 55
November	1, 594	14. 59
December	1, 721	14. 51
1996 End of January	1, 993	14. 78
February	2, 309	15. 05
March	2, 613	15. 38
April	3, 219	15. 45
May	3, 660	15. 80
June	4, 036	15. 86
July	4, 296	15. 46
August	4, 955	15. 91
September	5, 594	16. 35
October	6, 131	16. 44
November	7, 504	17. 44
December	8, 216	16. 47
1997 End of January	9, 345	16. 46
February	10, 494	16. 98
March	12, 149	17. 27
April	13, 928	17. 13
May	14, 945	17. 99
June	15, 811	18. 85
July	17, 982	19. 76
August	16, 536	18. 59
September	19, 465	20. 37
October	18, 746	19. 28
November	19, 334	19. 55
December	20, 002	18. 52
1998 End of January	20, 999	18. 82
February	23, 418	20. 52
March	26, 875	22. 21
April	31, 145	22. 97
May	36, 768	23. 45
June	42, 614	23. 51
July	114, 329	23. 96
August	163, 573	20. 31
September	137, 523	19. 19
October	124, 309	20. 93
November	142, 392	21. 92
December	212, 900	21. 56

1999 End of January	140,921	21.97
February	171,214	21.43
March	156,614	21.41
April	128,110	22.05
May	104,598	21.05
June	97,950	21.48
July	93,660	21.79
August	89,613	21.77
September	86,166	21.74
October	89,671	22.54
November	91,114	23.83
December	95,375	26.39
2000 End of January	79,169	25.04
February	75,866	27.48
March	79,478	27.60
April	71,636	25.91
May	79,056	25.48
June	79,416	26.50
July	75,492	26.41
August	74,055	26.46
September	69,145	24.63
October	66,846	23.97
November	65,509	23.00
December	71,831	22.59
2001 End of January	69,067	21.95
February	63,719	20.40
March	56,969	18.79
April	61,437	20.03
May	55,968	19.11
June	54,103	18.39
July	52,627	18.29
August	50,050	17.89
September	43,366	16.08
October	40,013	16.47
November	41,246	16.91
December	41,579	17.34
2002 End of January	38,165	16.39
February	37,585	16.48
March	38,551	17.26
April	37,018	17.15
May	36,012	17.12
June	34,312	16.46
July	29,890	14.62
August	28,924	14.53
September	24,642	12.59
October	26,457	13.74
November	26,752	14.42
December	24,849	13.73
2003 End of January	22,423	13.05
February	20,667	12.68

March	19,758	12.51
April	22,171	14.00
May	27,819	14.85
June	34,460	14.68
July	41,974	14.93
August	46,548	15.01
September	49,073	15.21
October	52,050	16.12
November	45,740	16.73
December	35,594	17.75
2004 End of January	33,676	18.02
February	31,494	18.34
March	28,980	17.69
April	27,395	17.38
May	26,976	17.67
June	24,410	17.84
July	21,171	17.30
August	19,146	17.33
September	17,382	18.01
October	16,816	18.69
November	17,842	19.98
December	17,642	20.81
2005 End of January	16,828	20.39
February	16,953	21.35
March	16,278	20.76
April	15,598	20.33
May	15,415	20.33
June	15,227	20.61
July	15,119	21.37
August	15,001	21.86
September	15,043	22.31
October	14,191	21.64
November	14,110	21.92

December	14,377	22.60

2006 End of January	15,125	24.01